Michelle Y. Mesack

D 202.778.9405
F 202.778.9100
michelle.mesack@klgates.com

May 29, 2009

VIA EDGAR

Mr. Randy Koch
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Value Trust, Inc. (File Nos. 002-75766; 811-03380)

Post-Effective Amendment No. 46 under Rule 485(a) under the Securities Act of 1933

Dear Mr. Koch,

Transmitted herewith for filing on behalf of Legg Mason Value Trust, Inc. (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (“PEA 46”) on behalf of the Registrant. PEA 46 includes the prospectus (“Prospectus”) and the statement of additional information (“SAI”) relating to the Registrant. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The purpose of this filing is to (1) amend the Registration Statement to comply with recent amendments to Form N-1A and (2) add one new class of shares, “Class R1” to the Registrant.

Other than with respect to (1) changes made to comply with recent amendments to Form N-1A and (2) disclosure regarding the new Class R1 shares, the form and text of the Prospectus and SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 44 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C (formerly Primary Class), Institutional Class, Financial Intermediary Class and Class R shares of the Registrant (Accession No. 0000898432-08-001218) (December 1, 2008).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 46. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 46 become effective on July 29, 2009. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by July 2, 2009. This will assist the Registrant in keeping to its expected commencement of operations date for the new classes and printing schedule.

Please contact me at (202) 778-9405 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack